8. Cash and cash equivalents and Marketable securities	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents and Marketable securities
8.	Cash and cash equivalents and Marketable securities
8.1.	Cash and cash equivalents
	12.31.2020	12.31.2019
Cash at bank and in hand	552	572
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	2,592	1,699
Other investment funds	28	4
	2,620	1,703
- Abroad
Time deposits	2,574	7
Automatic investing accounts and interest checking accounts	5,633	4,620
Other financial investments	332	470
	8,539	5,097
Total short-term financial investments	11,159	6,800
Total cash and cash equivalents	11,711	7,372

Short-term financial investments in Brazil primarily consist of investments in funds holding Brazilian Federal Government Bonds that can be redeemed immediately, as well as reverse repurchase agreements that mature within three months as of the date of their acquisition. Short-term financial investments abroad comprise time deposits that mature in three months or less from the date of their acquisition, highly-liquid automatic investment accounts, interest checking accounts and other short-term fixed income instruments.

8.2.	Accounting policy for cash and cash equivalents

Cash and cash equivalents comprise cash on hand, term deposits with banks and short-term highly-liquid financial investments that are readily convertible to known amounts of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition.

8.3.	Marketable securities

			12.31.2020			12.31.2019
	In Brazil	Abroad	Total	In Brazil	Abroad	Total
Fair value through profit or loss	652	−	652	875	−	875
Fair value through other comprehensive income	−	−	−	7	−	7
Amortized cost	44	7	51	45	19	64
Total	696	7	703	927	19	946
Current	652	7	659	875	13	888
Non-current	44	−	44	52	6	58

Marketable securities classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds. These financial investments have maturities of more than three months and are generally classified as current assets due to their maturity or the expectation of their realization in the short term.

8.3.1.	Accounting policy for marketable securities

Marketable securities are initially measured at fair value and their subsequent measurement depends on their classification:

·	Amortized cost: when the contractual terms of the security give rise on specified dates to cash flows arising from payments of principal and interest on the principal amount outstanding, and the business model’s objective is to hold the security in order to collect contractual cash flows. The interest income is based on the effective interest method.
·	Fair value through other comprehensive income: equity instruments not held for trading purposes for which the Company has made an irrevocable election in their initial recognition to present changes in fair value in other comprehensive income rather than within profit or loss;
·	Fair value through profit or loss: if the marketable security do not meet the criteria for the two aforementioned categories.